COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on October 22, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that we register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to our completion of our initial business combination. However, the registration and shareholder rights agreement provides that we will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter is entitled to a deferred fee of $0.35 per Unit, or $7,533,750 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Legal Proceedings

On March 2, 2021, a lawsuit was filed in the Superior Court of California, Los Angeles County, by a purported Acies stockholder in connection with the Business Combination: McCart v. Acies Acquisition Corp., et al., (Sup. Ct. L.A. County) (the “Complaint”). The Complaint names Acies and members of our Board of Directors as defendants. The Complaint alleges breach of fiduciary duty against members of our Board of Directors and aiding and abetting our Board of Directors’ breach of fiduciary duties against Acies. The Complaint also alleges that the registration statement on Form S-4 filed by Acies containing the proxy statement / prospectus related to the Business Combination is materially deficient and omits and/or misrepresents material information including, among other things, certain financial information, details regarding Acies’ financial advisors, and other information relating to the background of the Business Combination. The Complaint generally seeks to enjoin the Business Combination or in the event that it is consummated, recover damages.

Another purported Acies stockholder sent a demand letter on February 19, 2021 (the “Demand”), making similar allegations to those made in the Complaint and demanding additional disclosure regarding the Business Combination.

Acies believes the allegations made in the Complaint and Demand are without merit and intends to defend these lawsuits; however, Acies cannot predict with certainty the ultimate resolution of any proceedings that may be brought in connection with these allegations.